Offerings	Nov. 12, 2024
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, par value $.01 per share
Offering Note
(1)
An indeterminate number or amount, as the case may be, of each class of securities identified in the table above is being registered under the Registration Statement on Form
S-3
to which this filing fee table pertains (the “Registration Statement”) as may from time to time be offered and sold at indeterminate prices or as may be issued upon conversion, redemption, exchange, exercise, or settlement of any securities registered hereunder or pursuant to the anti-dilution provisions of any such securities.

(2)
In accordance with Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, the registrant is deferring payment of the registration fee required in connection with the Registration Statement and will pay any applicable registration fees on a “pay as you go” basis. The registrant will calculate the registration fee applicable to an offer of securities pursuant to the Registration Statement based on the fee payment rate in effect on the date of such fee payment.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock, par value $.01 per share
Offering Note
(1)
An indeterminate number or amount, as the case may be, of each class of securities identified in the table above is being registered under the Registration Statement on Form
S-3
to which this filing fee table pertains (the “Registration Statement”) as may from time to time be offered and sold at indeterminate prices or as may be issued upon conversion, redemption, exchange, exercise, or settlement of any securities registered hereunder or pursuant to the anti-dilution provisions of any such securities.

(2)
In accordance with Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, the registrant is deferring payment of the registration fee required in connection with the Registration Statement and will pay any applicable registration fees on a “pay as you go” basis. The registrant will calculate the registration fee applicable to an offer of securities pursuant to the Registration Statement based on the fee payment rate in effect on the date of such fee payment.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Offering Note
(1)
An indeterminate number or amount, as the case may be, of each class of securities identified in the table above is being registered under the Registration Statement on Form
S-3
to which this filing fee table pertains (the “Registration Statement”) as may from time to time be offered and sold at indeterminate prices or as may be issued upon conversion, redemption, exchange, exercise, or settlement of any securities registered hereunder or pursuant to the anti-dilution provisions of any such securities.

(2)
In accordance with Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, the registrant is deferring payment of the registration fee required in connection with the Registration Statement and will pay any applicable registration fees on a “pay as you go” basis. The registrant will calculate the registration fee applicable to an offer of securities pursuant to the Registration Statement based on the fee payment rate in effect on the date of such fee payment.

Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Offering Note
(1)
An indeterminate number or amount, as the case may be, of each class of securities identified in the table above is being registered under the Registration Statement on Form
S-3
to which this filing fee table pertains (the “Registration Statement”) as may from time to time be offered and sold at indeterminate prices or as may be issued upon conversion, redemption, exchange, exercise, or settlement of any securities registered hereunder or pursuant to the anti-dilution provisions of any such securities.

(2)
In accordance with Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, the registrant is deferring payment of the registration fee required in connection with the Registration Statement and will pay any applicable registration fees on a “pay as you go” basis. The registrant will calculate the registration fee applicable to an offer of securities pursuant to the Registration Statement based on the fee payment rate in effect on the date of such fee payment.

Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Units
Offering Note
(1)
An indeterminate number or amount, as the case may be, of each class of securities identified in the table above is being registered under the Registration Statement on Form
S-3
to which this filing fee table pertains (the “Registration Statement”) as may from time to time be offered and sold at indeterminate prices or as may be issued upon conversion, redemption, exchange, exercise, or settlement of any securities registered hereunder or pursuant to the anti-dilution provisions of any such securities.

(2)
In accordance with Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, the registrant is deferring payment of the registration fee required in connection with the Registration Statement and will pay any applicable registration fees on a “pay as you go” basis. The registrant will calculate the registration fee applicable to an offer of securities pursuant to the Registration Statement based on the fee payment rate in effect on the date of such fee payment.

Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Depositary Shares
Offering Note
(1)
An indeterminate number or amount, as the case may be, of each class of securities identified in the table above is being registered under the Registration Statement on Form
S-3
to which this filing fee table pertains (the “Registration Statement”) as may from time to time be offered and sold at indeterminate prices or as may be issued upon conversion, redemption, exchange, exercise, or settlement of any securities registered hereunder or pursuant to the anti-dilution provisions of any such securities.

(2)
In accordance with Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, the registrant is deferring payment of the registration fee required in connection with the Registration Statement and will pay any applicable registration fees on a “pay as you go” basis. The registrant will calculate the registration fee applicable to an offer of securities pursuant to the Registration Statement based on the fee payment rate in effect on the date of such fee payment.